IMPAIRMENT REVIEW (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IMPAIRMENT REVIEW
Total impairment loss	₽ 3,775	₽ 0	₽ 3,516
Russia convergent
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	17.20%	18.80%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	16.00%	15.10%
Armenia
IMPAIRMENT REVIEW
Impairment charges on goodwill			3,500
Recoverable amount			₽ 18,500
Capital expenditure as a percentage of revenue	17.80%	11.90%
Terminal growth rate (as a percentage)	0.00%	0.00%
Discount rate applied to cash flow projections (as a percentage)	15.20%	15.50%
Moscow fixed line
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	20.60%	17.50%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	14.50%	13.70%
Ukraine
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	22.70%	19.90%
Terminal growth rate (as a percentage)	3.00%	3.00%
Discount rate applied to cash flow projections (as a percentage)	20.80%	21.60%
Turkmenistan
IMPAIRMENT REVIEW
Property, plant and equipment	₽ 3,063
Other intangible assets	141
Total impairment loss	3,204
Recoverable amount	0
NVision Czech Republic
IMPAIRMENT REVIEW
Property, plant and equipment	564
Other intangible assets	7
Total impairment loss	571
Recoverable amount	₽ 954
Capital expenditure as a percentage of revenue	2.50%	2.70%
Terminal growth rate (as a percentage)	2.00%	2.00%
Discount rate applied to cash flow projections (as a percentage)	8.70%	8.70%
Amount of impairment loss, increase by 1 pps of pre-tax discount rate	₽ (127)
Amount of impairment loss, decrease by 1 pps of pre-tax discount rate	172
Amount of impairment loss, increase by 1 pps of OIBDA margin	523
Amount of impairment loss, decrease by 1 pps of OIBDA margin	(523)
Amount of impairment loss, increase by 1 pps of average capital expenditure as a percentage of revenue	(523)
Amount of impairment loss, decrease by 1 pps of average capital expenditure as a percentage of revenue	₽ 523
Minimum | Russia convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	38.00%	34.60%
Minimum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	40.20%	42.00%
Minimum | Moscow fixed line
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	41.00%	42.20%
Minimum | Ukraine
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	31.40%	40.60%
Minimum | NVision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)		5.50%
Maximum | Russia convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	39.10%	37.00%
Maximum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	41.20%	45.00%
Maximum | Moscow fixed line
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	48.50%	51.00%
Maximum | Ukraine
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	40.60%	46.50%
Maximum | NVision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	4.20%	6.80%